Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Summary of Computation of Loss Per Share	The computation of loss per share for the respective periods is as follows:

	2020	2019	2018
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(581)	(186)	(78)
Shares used in computation:
Weighted-average ordinary shares outstanding	187,583,307	180,960,579	177,154,405
Basic net loss per share attributable to owners of the parent	(3.10)	(1.03)	(0.44)
Diluted loss per share
Net loss attributable to owners of the parent	(581)	(186)	(78)
Fair value gains on dilutive warrants	—	—	(14)
Net loss used in the computation of diluted loss per share	(581)	(186)	(92)
Shares used in computation:
Weighted-average ordinary shares outstanding	187,583,307	180,960,579	177,154,405
Warrants	—	—	4,055,887
Diluted weighted average ordinary shares	187,583,307	180,960,579	181,210,292
Diluted net loss per share attributable to owners of the parent	(3.10)	(1.03)	(0.51)

Summary of Anti-dilutive Securities
Potential dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	2020	2019	2018
Employee options	9,041,288	12,153,772	12,243,526
Restricted stock units	1,320,193	638,350	100,383
Restricted stock awards	—	41,280	61,880
Other contingently issuable shares	156,190	162,320	—
Warrants	800,000	2,400,000	—